Investment Risks - Simplify DBi CTA Managed Futures Index ETF	Feb. 04, 2026
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Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance. The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal. Many of the risks presented below are born by the Fund indirectly through its Subsidiary.

C T A Risk [Member]
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CTA Risk. The CTAs’ judgments about the attractiveness, value and potential appreciation of particular commodity asset classes and futures may prove to be incorrect and may not produce the desired results.

Passive Investment Risk [Member]
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Risk [Text Block]	Passive Investment Risk. The Fund is not actively managed, and the adviser will not sell a holding due to current or projected underperformance.
Futures Risk [Member]
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Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index or asset.

○	Currency Futures Risk: Foreign currency contracts subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

○	Debt Futures Risk: Typically, a rise in interest rates causes a decline in the value of debt futures. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the debt futures held by the Fund.

○	Equity Futures Risk: Equity futures are subject to general market risks and may not track the equity indices for which they are intended to serve as substitutes.

○	Energy Futures Risk: Energy prices may be adversely affected by fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions.

○	Metals Futures Risk: Precious and industrial metals prices may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the production costs of these metals. Precious metal prices may become volatile when they serve as a substitute for currencies.

○	Agriculture Commodity Futures Risk: Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Swaps Risk [Member]
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Swaps Risk. The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a swap transaction may not fulfill its contractual obligations and the Fund may not receive payments owed under the contract, or such payments may be delayed and the value of agreements with the counterparty may decline; (ii) risk of mispricing or improper valuation; (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or index; and (iv) swap fees will reduce Fund returns.

Market And Geopolitical Risk [Member]
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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Assets in the Fund’s portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The novel coronavirus (COVID-19) global pandemic and the lingering effects of aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Index Provider Risk [Member]
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Index Provider Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Index. There is no assurance that the Index will be compiled, determined, composed or calculated accurately. While the Index provider gives descriptions of what the Index is designed to achieve, the Index provider does not offer any warranty nor accepts any liability in relation to the quality, accuracy or completeness of data in the Index; and does not guarantee that the Index will be in line with its methodology.

Tracking Error Risk [Member]
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Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings and those in the Index, pricing differences, the Fund’s holding of cash, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs operating fees and expenses while the Index does not.

Limited History Risk [Member]
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Risk [Text Block]	Limited History Risk. The Fund is a new ETF and does not yet have a history of operations for investors to evaluate.
Nondiversification Risk [Member]
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Non-Diversification Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund.

Subsidiary Investment Risk [Member]
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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

U S Treasury And Agency Market Risk [Member]
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U.S. Treasury and Agency Market Risk. The U.S. Treasury market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and are generally considered to have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

Underlying Fund Risk [Member]
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Underlying Fund Risk. Other investment companies i.e. ETFs and money market funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Each of the Underlying Funds is subject to its own specific risks.

Affiliated Money Market Etf Conflict Of Interest Risk [Member]
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Affiliated Money Market ETF Conflict of Interest Risk. Because the Fund may invest in an affiliated ETF, the adviser is subject to conflicts of interest in allocating the Fund’s assets to the affiliated ETF. The adviser will receive more revenue to the extent it selects an affiliated ETF rather than an unaffiliated ETF for inclusion in the Fund’s portfolio.

Early Closetrading Halt Risk [Member]
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Etf Structure Risk [Member]
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ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s Shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participant at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the Fund’s shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those Authorized Participants creating and redeeming directly with the Fund.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

○	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Fund’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Risk Lose Money [Member]
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Risk [Text Block]	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	As with any fund, there is no guarantee that the Fund will achieve its goal. Many of the risks presented below are born by the Fund indirectly through its Subsidiary.
Risk Nondiversified Status [Member]
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Risk [Text Block]	Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund.